Deferred Expenses - Summary of Deferred Expenses (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Expenses [Abstract]
Deferred remuneration	€ 21.2	€ 0.0
Deferred transportation cost	12.7	0.0
Deferred expenses from CRO and CMO contracts	7.1	5.7
Deferred expenses from insurance contracts	5.0	13.8
Other	16.1	8.5
Total	62.1	28.0
Total current	48.5	28.0
Total non-current	€ 13.6	€ 0.0